Financial debt - French state-guaranteed loan ("PGE") and equity recovery loans ("PPR") (Details) € in Thousands	1 Months Ended		12 Months Ended			56 Months Ended
	Jun. 30, 2022 EUR (€) loan	May 31, 2020 EUR (€) agreement	Dec. 31, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€)
Guarantee Details
Loan obtained			€ 24,916		€ 30,209
Repayments of borrowings			€ 2,606	€ 2,485	€ 1,033
Loan agreements with a syndicate of French banks
Guarantee Details
Number of loan agreements | loan	3
Total amount of loan	€ 5,300
Loan agreements with syndicate of French banks, under stimulus economic plan
Guarantee Details
Number of loan agreements | loan	2
Total amount of loan	€ 5,300
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Guarantee Details
Percentage of loan guaranteed by French state	90.00%
Equity recovery loans
Guarantee Details
Number of loan agreements | loan			2
Financing period of loan	8 years
Repayment period for loan	4 years
Financing from a syndicate of French banks
Guarantee Details
Number of loans obtained guaranteed by the french state | agreement		3
Loan obtained		€ 10,000
Extension of term of debt		4 years
Number of loan agreements | loan	3
Repayments of borrowings			€ 2,600	€ 2,500		€ 6,100